Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Accrued professional services	$ 1,340	$ 192	$ 2,187
Accrued compensation	1,986	2,393	1,864
Accrued other liabilities	214	333	180
Accrued construction in progress	6	255	0
Total accrued liabilities	$ 3,546	$ 3,173	$ 4,231